Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

The following tables present financial information by segment for the twelve months ended December 31, 2015 and for the period from September 1, 2014 through December 31, 2014.

Segment Financial Data for the Twelve Months Ended December 31, 2015

	Wholesale Segment	Retail Segment	Intercompany Eliminations	Totals
	(in thousands)
Revenue
Retail motor fuel sales	$—	$5,891,249		$5,891,249
Wholesale motor fuel sales to third parties	10,104,193	—		10,104,193
Wholesale motor fuel sales to affiliates	20,026	—		20,026
Merchandise sales	—	2,178,187		2,178,187
Rental income	51,599	29,675		81,274
Other income	27,674	157,613		185,287
Intersegment sales	4,340,683	121,803	(4,462,486)	—
Total revenue	14,544,175	8,378,527	(4,462,486)	18,460,216
Gross profit
Retail motor fuel	—	635,197		635,197
Wholesale motor fuel	407,468	—		407,468
Merchandise	—	679,878		679,878
Rental and other	74,339	187,021		261,360
Total gross profit	481,807	1,502,096		1,983,903
Total operating expenses	331,708	1,318,862		1,650,570
Income from operations	150,099	183,234		333,333
Unallocated interest expense, net	54,296	33,279		87,575
Income before income taxes	95,803	149,955		245,758
Income tax expense	4,321	47,368		51,689
Net income and comprehensive income	$91,482	$102,587		$194,069
Depreciation, amortization and accretion	67,780	210,529		278,309
Interest expense, net	54,296	33,279		87,575
Income tax expense	4,321	47,368		51,689
EBITDA	217,879	393,763		611,642
Non-cash compensation expense	4,016	3,968		7,984
Loss (gain) on disposal of assets	1,440	(2,130)		(690)
Unrealized gain on commodity derivatives	1,848	—		1,848
Inventory fair value adjustments	77,849	20,481		98,330
Adjusted EBITDA	$303,032	$416,082		$719,114
Capital expenditures	$65,131	$425,618		$490,749
Total assets	$2,925,842	$5,915,977		$8,841,819

Segment Financial Data for the Period from September 1, 2014 through December 31, 2014

	Wholesale Segment	Retail Segment	Intercompany Eliminations	Totals
	(in thousands)
Revenue
Retail motor fuel sales	$—	$2,376,608		$2,376,608
Wholesale motor fuel sales to third parties	4,235,415	—		4,235,415
Wholesale motor fuel sales to affiliates	—	—		—
Merchandise sales	—	651,324		651,324
Rental income	14,769	9,980		24,749
Other income	(2,468)	57,209		54,741
Intersegment sales	1,787,423	44,891	(1,832,314)	—
Total revenue	6,035,139	3,140,012	(1,832,314)	7,342,837
Gross profit
Retail motor fuel	—	270,087		270,087
Wholesale motor fuel	31,752	—		31,752
Merchandise	—	196,522		196,522
Rental and other	19,968	57,730		77,698
Total gross profit	51,720	524,339		576,059
Total operating expenses	104,220	434,305		538,525
Income (loss) from operations	(52,500)	90,034		37,534
Unallocated interest expense, net	2,595	8,340		10,935
Income (loss) before income taxes	(55,095)	81,694		26,599
Income tax expense	67,760	11,784		79,544
Net income (loss) and comprehensive income (loss)	$(122,855)	$69,910		$(52,945)
Depreciation, amortization and accretion	24,514	61,728		86,242
Interest expense, net	2,595	8,340		10,935
Income tax expense	67,760	11,784		79,544
EBITDA	(27,986)	151,762		123,776
Non-cash compensation expense	428	4,488		4,916
Gain on disposal of assets	(270)	(707)		(977)
Unrealized gain on commodity derivatives	(1,096)	—		(1,096)
Inventory fair value adjustments	176,710	28,633		205,343
Adjusted EBITDA	$147,786	$184,176		$331,962
Capital expenditures	$5,382	$148,769		$154,151
Total assets	$842,975	$7,930,105		$8,773,080